INVENTORY (Schedule of inventory, net) (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials and components	$ 76,728	$ 59,585
Work in progress	17,231	15,478
Finished goods	1,369	486
Total inventory	$ 95,328	$ 75,549